Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related Party [Abstract]
Short-term employee benefits	$ 14,462	$ 22,185
Share-based payments	$ 22,122	$ 23,991